Balance Sheet Components - Additional Information (Details) - A Place For Rover INC - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Balance Sheet Components [Line Items]
Depreciation of property and equipment		$ 900	$ 900	$ 1,900	$ 1,800	$ 3,700	$ 600	$ 600
Total property and equipment		40,850		40,850		39,762	42,336
Amortization of Intangible Assets		900	1,200	1,800	3,000	5,200	7,700	6,600
Internal -Use Software
Schedule Of Balance Sheet Components [Line Items]
Amortization						7,200	5,200	$ 2,500
Total property and equipment		21,775		21,775		20,850	23,753
Amortization of Intangible Assets	$ 2,600	1,800	$ 1,900	3,500	$ 3,800
Internal -Use Software | Rover Now
Schedule Of Balance Sheet Components [Line Items]
Amortization of Intangible Assets	$ 2,600
Leasehold Improvements
Schedule Of Balance Sheet Components [Line Items]
Total property and equipment		13,663		13,663		13,660	13,136
Leasehold Improvements | Washington
Schedule Of Balance Sheet Components [Line Items]
Total property and equipment						12,100
Furniture and Fixtures
Schedule Of Balance Sheet Components [Line Items]
Total property and equipment		$ 3,914		$ 3,914		3,906	$ 3,913
Furniture and Fixtures | Washington
Schedule Of Balance Sheet Components [Line Items]
Total property and equipment						$ 2,700